UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21320

RETIREMENT INCOME TRUST

(Exact name of registrant as specified in charter)

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Address of principal executive offices)

(Zip code)

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Name and address of agent for service)

Registrant's telephone number, including area code: 412-521-2415

Date of fiscal year end: April 30

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Retirement Income Fund

Annual Report

April 30, 2004

Dear Shareholder:

I am pleased to enclose the Annual Report for The Retirement Income Fund for its first fiscal year, which ended April 30, 2004.  The Fund distributed dividends of $.86 per share during the year for a yield of 8.6% based on the share value of $10 per share at the beginning of the year.  The Fund's total return (including undistributed capital gains and unrealized capital losses) was 13.14%, which compares favorably to the total return (1.82%) for the Lehman Brothers Aggregate Bond Index for the same period.  The year was extremely volatile for the income markets.  Panics occurred in June and July of '03 and April of '04 related to fears of impending increases in short -term federal funds rates by the Federal Reserve Board.  In fact, it is not clear what further effect, if any, such increases will have when they come, on long-term rates and the Fund.  In any event, the Fund continues to focus on income from what we regard to be undervalued sectors of the income market.  Capital appreciation is not what we seek or what our investors want or need.  However, if we successfully choose undervalued investments over time our total return may continue to outperform broad based income investment indices.

Very truly yours,

/s/Michael S. Lando

Lehman Brothers Aggregate Bond Index v. The Retirement Income Fund Based on $10,000 Initial Investment

Average Annualized Total Returns

1 Year	13.14%
Since Inception*	13.14%
* From May 1, 2003.

This chart assumes an initial investment of $10,000 made on May 1, 2003. Past Performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed may be worth more or less then their original cost. All returns reflect reinvestment of dividends but not reflect the impact of taxes.

The Retirement Income Fund

		Schedule of Investments
		April 30, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
FINANCIAL SERVICES
365	American Capital Strategies, Ltd.	$ 9,585	4.17%

TOTAL FOR COMMON STOCK (COST $9,597)		$ 9,585	4.17%

INVESTMENT TRUSTS
360	Enerplus Resources Fund	9,090
500	Primewest Energy Trust	8,950
		18,040	7.85%

TOTAL INVESTMENT TRUSTS (COST $19,714)		$ 18,040	7.85%

REAL ESTATE INVESTMENT TRUSTS
800	American Mortgage Acceptance, Co.	10,704
605	Annaly Mortgage Management, Inc.	10,467
685	Anworth Mortgage Asset Corp.	7,994
1,180	Capstead Mortgage Corp.	15,163
640	Impac Mortgage Holdings, Inc.	12,038
1,535	MFA Mortgage Investments, Inc.	13,676
430	Thornburg Mortgage, Inc.	11,129
		81,171	35.30%

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $82,493)		$ 81,171	35.30%

CLOSED-END MUTUAL FUNDS
810	Alliance World Dollar Government Fund	8,951
580	American Strategic Income Fund	7,505
720	Corporate High Yield Fund V, Inc.	10,447
820	Corporate High Yield Fund VI, Inc.	11,341
360	Evergreen Income Advantage Fund	11,336
850	Hyperion Strategic Mortgage, Inc. Fund	11,229
1,250	Morgan Stanley Emerging Markets Fund	10,600
620	Pimco Corporate Opportunity Fund	9,839
540	Pimco High Income Fund	7,414
555	Salomon Brothers Emerging Markets Income Fund, Inc.	8,580
		97,242

TOTAL CLOSED-END MUTUAL FUNDS (COST $105,164)		$ 97,242	42.29%

PREFERRED STOCK
450	HRPT Properties Trust Class B	11,894
300	Koger Equity Trust Pfd. A	7,650
		19,544

TOTAL PREFERRED STOCK (COST $20,206)		$ 19,544	8.50%

CASH AND EQUIVALENTS
4,033	First American Prime Obligation Fund Cl S .37%	4,033	1.75%

	Total Investments	229,615	99.86%
	(Identified Cost $ 241,208)

	Other assets less liabilities	321	0.14%

	Net Assets	$ 229,936	100.00%

The accompanying notes are an integral part of the financial statements.

The Retirement Income Fund

Statement of Assets and Liabilities
April 30, 2004

Assets:
Investment Securities at Market Value	$ 229,615
(Identified Cost $ 241,208)
Cash	6,407
Receivables
Dividends	756
Interest	2
From Adviser	11,873
Securities Sold	9,843
Total Assets	258,496
Liabilities:
Advisory Fee	625
Accrued Expenses	13,477
Payable for Securities Purchased	14,458
Total Liabilities	28,560
Net Assets	$ 229,936

Net Assets Consist of:
Capital Paid In	230,931
Realized Gain (Loss) on Investments - Net	10,598
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(11,593)
Net Assets, for 22,024 Shares Outstanding
(Unlimited shares authorized, $.001 par value)	$ 229,936
Net Asset Value and Offering Price
Per Share ($229,936/22,024 shares)	$ 10.44

Redemption Price ($10.44 x 99%)*	$ 10.34

*A deferred sales charge applies only if redemption occurs less than one year from the date of purchase.

The accompanying notes are an integral part of the financial statements.

The Retirement Income Fund

Statement of Operations
For the year ended April 30, 2004	5/1/2003
to
4/30/2004
Investment Income:
Dividends	$ 16,936
Interest	123
Total Investment Income	17,059
Expenses: (Note 2)
Advisor Fees	624
Transfer Agent Fees	11,176
Audit Fees	12,090
Custodian Fees	3,964
Printing & Mailing Fees	99
Insurance Fees	967
Registration Fees	1,372
Trustee Fees	500
Miscellaneous	599
Total Expenses	31,391
Reimbursed Expenses	(27,823)
Net Expenses	3,568

Net Investment Income	13,491

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	13,691
Unrealized Appreciation (Depreciation) on Investments	(11,593)
Net Realized and Unrealized Gain (Loss) on Investments	2,098

Net Increase (Decrease) in Net Assets from Operations	$ 15,589

The accompanying notes are an integral part of the financial statements.

The Retirement Income Fund

Statement of Changes in Net Assets
5/1/2003
to
4/30/2004
From Operations:
Net Investment Income	$ 13,491
Net Realized Gain (Loss) on Investments	13,691
Net Unrealized Appreciation (Depreciation)	(11,593)
Increase (Decrease) in Net Assets from Operations	15,589
From Distributions to Shareholders:
Net Investment Income	(15,780)
Net Realized Gains	(804)
Change in Net Assets from Distributions	(16,584)
From Capital Share Transactions:
Proceeds From Sale of Shares	118,489
Shares Issued on Reinvestment of Dividends	12,442
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	130,931

Net Increase (Decrease) in Net Assets	129,936

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 229,936

Share Transactions:
Issued	10,907
Reinvested	1,117
Net increase (decrease) in shares	12,024
Shares outstanding beginning of period	10,000
Shares outstanding end of period	22,024

The accompanying notes are an integral part of the financial statements.

The Retirement Income Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	5/1/2003
to
4/30/2004
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income	0.81
Net Gains or Losses on Securities
(realized and unrealized)	0.49
Total from Investment Operations	1.30

Distributions (From Net Investment Income)	(0.82)
Distributions (From Capital Gains)	(0.04)
Total Distributions	(0.86)

Net Asset Value -
End of Period	$ 10.44
Total Return (a)	13.14%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	230

Before Reimbursement
Ratio of Expenses to Average Net Assets	17.62%
Ratio of Net Income to Average Net Assets	-8.04%
After Reimbursement
Ratio of Expenses to Average Net Assets	2.00%
Ratio of Net Income to Average Net Assets	7.57%

Portfolio Turnover Rate	86.76%

(a) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the financial statements.

THE RETIREMENT INCOME FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2004

1.)

ORGANIZATION:

The Retirement Income Trust (the "Trust") was established as a statutory trust in Delaware in December 3, 2002. The Trust currently consists of one series, the Retirement Income Fund (the “Fund”). The Fund was established in December 3, 2002 and commenced operations on May 1, 2003 as a diversified, open-end investment company, or mutual fund. The Fund’s objective is to seek high current income.  This is a fundamental policy, which means it may not be changed without shareholder approval.  While the Fund will strive to avoid or limit losses, it will generally not attempt to avoid fluctuations in the Fund’s value which are due to fluctuations in interest rates.  Thus, the Fund is intended for investors who desire long-term income, but is not suitable for short-term investors or investors who may need access to principal.  To deter short-term investment, the Fund imposes a redemption fee of 1% on redemption of shares held less than one year from the date of purchase.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund primarily invests in income producing securities.  The investments in securities are carried at market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Retirement Income Advisers (the “Adviser”) opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME TIMING:

Security transactions are recorded on a trade date basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Interest income is recorded on the accrual basis from settlement date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

DISTRIBUTIONS:

Distributions from income are declared and paid monthly.  Distributions from undistributed net realized capital gains since inception, if any, are paid annually and recorded on ex-dividend date.  The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

INCOME TAXES:

The Fund intends to comply with requirements of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required. Federal income tax loss carryfowards generated in prior years will be used to offset a portion of current year’s net realized gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund pays the Adviser an annual fee of 0.35% based on its average daily net assets. The Fund calculates and accrues the fee daily.  The Adviser has contractually agreed with the Fund to forego fees and/or to bear expenses of the Fund through December 31, 2004 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 2% of Fund assets.  The agreement terminates December 31, 2004 and cannot be terminated earlier without the consent of the Fund’s shareholders.  The fees waived and/or expenses borne by the Adviser for the period ended December 31, 2004 may be reimbursed by the Fund during the three years after commencement of operations.  No reimbursement payment will be made that would cause the Fund’s total annualized operating expenses to exceed 2%.  As of April 30, 2004, potentially reimbursable expenses paid by the Advisor amount to $27,823.  As a result of the above calculation, for the year ended April 30, 2004, the Adviser received advisory fees totaling $624.

4.)

RELATED PARTY TRANSACTIONS

The Fund is governed by a Board of Trustees that meets quarterly to review the Fund's investments, performance, expenses, and other business affairs.  The Board elects the Fund's officers. The majority of Board members are independent of the Adviser.  Owners and officers of the Adviser are also officers and or trustees of the Fund.

5.)

CAPITAL STOCK

The Fund is authorized to issue an unlimited number of shares without par value. Paid-in-capital at April 30, 2004 was $230,931 representing 22,024 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the year ended April 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $359,827 and $136,344, respectively.  There were no purchases and sales of U.S. Government obligations.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at April 30, 2004 was $241,208.

At April 30, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
4,933	(16,526)	(11,593)

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, Michael and Frances Lando held, in the aggregate, 60.17% of the shares of the Fund. Michael Lando is a trustee for the Fund and is also associated with the Retirement Income Advisers which is the Investment Adviser for the Fund.

9.)

DISTRIBUTIONS TO SHAREHOLDERS

The Fund makes distributions monthly. Distributions are recorded on the ex-dividend. During the fiscal year ended April 30, 2004, distributions of $0.86 per share were made and $15,780 was declared from net investment income and $804 from realized gain from security transactions.

The tax character of distributions paid during the fiscal year ended April 30, 2004 was as follows:

Distributions from:
Ordinary Income	$15,870
Short-Term Capital Gain	804
Long-Term Capital Gain	0
$16,584

As of April 30, 2004 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$ 10,598
Undistributed Long-term capital gain/ (accumulated losses)	0
Unrealized appreciation/ (depreciation)	(11,593)
$(995)

There were no differences between book basis and tax-basis unrealized appreciation (depreciation).

10.) CHANGE IN ACCOUNTANTS

On February 6, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy”) notified the Fund of its intention to resign as the Fund’s independent auditors upon selection of replacement auditors.

On May 20, 2004 the Fund’s Audit Committee and Board of Directors selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy as the Fund’s auditors for the fiscal year ending April 30, 2004, to be effective upon resignation of McCurdy.

 On May 24, 2004, upon receipt of notice that Cohen was selected as the Fund’s auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s report on the Retirement Income Fund’s financial statements as of April 28, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  There were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which if not resolved to the satisfaction of McCurdy would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its report on the Fund’s financial statements.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a) (1) (v) of said Item 304).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

The Retirement Income Fund

We have audited the accompanying statement of assets and liabilities of The Retirement Income Fund, including the schedule of portfolio investments, as of April 30, 2004, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of April 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Retirement Income Fund as of April 30, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

June 24, 2004

Board of Trustees

Michael S. Lando

Carol Siegel

Nathan Sherer

Investment Adviser

Retirement Income Advisers

5553 Woodmont Street

Pittsburgh, PA  15217

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

US Bank

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Retirement Income Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

An Audit Committee Financial Expert has not been selected due to the small size and scope of the fund.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 1,400

FY 2004

$ 12,753

(b)

Audit-Related Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2003

$ 0

FY 2004

$ 895

Nature of the fees:

Tax fees

(d)

All Other Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

At this time no Audit Committee has been established by the fund.  The Fund is too new and has too few shareholders to bare the expense of an Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

[Adviser]

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2003

$ 0.00%

0.00%

FY 2004

$ 0.00%

0.00%

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 1, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RETIREMENT INCOME TRUST

By /s/Michael S. Lando

*Michael S. Lando

President

Date July 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael S. Lando

*Michael S. Lando

President

Date July 9, 2004